Summary of Significant Accounting Policies (Tables)	12 Months Ended
Oct. 31, 2012
Summary Of Significant Accounting Policies [Abstract]
Major classifications of property and equipment for depreciable lives
Description	Useful Lives
Furniture and Fixture	7 years
Computer hardware	3 years

Summary of common stock equivalents outstanding

	10/31/2012	10/31/2011
Convertible Series A Preferred Stock – Non Controlling Interest	594,930	594,930
Convertible Series B Preferred Stock	6,686,375	-
Convertible Series C Preferred Stock	7,010,125	-
Convertible Series D Preferred Stock	17,006,375	-
Stock Options	6,142,809	-
Convertible Loans	13,347,354	16,018,272
	50,787,968	16,613,202